Available-for-sale Financial Assets - Summary of Available-for-sale Financial Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale financial assets [abstract]
Equity investments	¥ 44	¥ 35
Wealth management products issued by banks	65,630	31,897
Available-for-sale financial assets	65,674	31,932
Less: current portion	(65,630)	(31,897)
Non-current portion	44	35
Available-for-sale financial assets	¥ 65,674	¥ 31,932